Borrowings - Long-Term Debt, Debt Issued (Details) $ in Millions	May 15, 2019 USD ($) tranche
Long-term Debt Instrument
Lines of Credit
Aggregate amount of debt issued	$ 20,000
Number of tranches of facility | tranche	8
Tranche One
Lines of Credit
Credit facility term	2 years
Aggregate amount of debt issued	$ 1,500
Tranche One | 3 month LIBOR
Lines of Credit
Basis points	0.40%
Tranche Two
Lines of Credit
Credit facility term	2 years
Aggregate amount of debt issued	$ 1,500
Coupon rate (as a percent)	2.80%
Tranche Three
Lines of Credit
Credit facility term	3 years
Aggregate amount of debt issued	$ 2,750
Coupon rate (as a percent)	2.85%
Tranche Four
Lines of Credit
Credit facility term	5 years
Aggregate amount of debt issued	$ 3,000
Coupon rate (as a percent)	3.00%
Tranche Five
Lines of Credit
Credit facility term	7 years
Aggregate amount of debt issued	$ 3,000
Coupon rate (as a percent)	3.30%
Tranche Six
Lines of Credit
Credit facility term	10 years
Aggregate amount of debt issued	$ 3,250
Coupon rate (as a percent)	3.50%
Tranche Seven
Lines of Credit
Credit facility term	20 years
Aggregate amount of debt issued	$ 2,000
Coupon rate (as a percent)	4.15%
Tranche Eight
Lines of Credit
Credit facility term	30 years
Aggregate amount of debt issued	$ 3,000
Coupon rate (as a percent)	4.25%